Asbestos (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Asbestos Adjustments

The asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
Change in estimates:
Change in actuarial estimate - asbestos liability	$2.4	$(129.0)	$(340.3)
Change in actuarial estimate - insurance receivable	4.5	16.6	31.2
Change in estimate - AICF claims-handling costs	1.2	1.1	0.9

Subtotal - Change in estimates	8.1	(111.3)	(308.2)
Recovery of Insurance Receivables	-	-	15.2
(Loss) gain on foreign currency exchange	(2.6)	144.7	97.2

Total Asbestos Adjustments	$5.5	$33.4	$(195.8)

Central Estimates, Net of Insurance Recoveries

The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2016:

	Year Ended 31 March 2016
(Billions of US and Australian dollars, respectively)	US$	A$
Central Estimate - Discounted and Inflated	1.458	1.904
Central Estimate - Undiscounted but Inflated	1.858	2.427
Central Estimate - Undiscounted and Uninflated	1.098	1.434

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed

The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

		For the Years Ended 31 March
	2016	2015	2014	2013	2012

Number of open claims at beginning of period	494	466	462	592	564
Number of new claims	577	665	608	542	456
Number of closed claims	645	637	604	672	428
Number of open claims at end of period	426	494	466	462	592
Average settlement amount per settled claim	A$ 248,138	A$ 254,209	A$ 253,185	A$ 231,313	A$ 218,610
Average settlement amount per case closed	A$ 218,900	A$ 217,495	A$ 212,944	A$ 200,561	A$ 198,179

Average settlement amount per settled claim	US$ 182,763	US$ 222,619	US$ 236,268	US$ 238,615	US$ 228,361
Average settlement amount per case closed	US$ 161,229	US$ 190,468	US$ 198,716	US$ 206,892	US$ 207,019

Asbestos-Related Assets and Liabilities

These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2016	2015
Asbestos liability – current	$(125.9)	$(131.6)
Asbestos liability – non-current	(1,176.3)	(1,290.0)

Asbestos liability – Total	(1,302.2)	(1,421.6)

Insurance receivable – current	16.7	16.7
Insurance receivable – non-current	149.0	161.9

Insurance receivable – Total	165.7	178.6

Workers’ compensation asset – current	4.1	4.5
Workers’ compensation asset – non-current	46.8	45.5
Workers’ compensation liability – current	(4.1)	(4.5)
Workers’ compensation liability – non-current	(46.8)	(45.5)

Workers’ compensation – Total	-	-

Loan facility	(50.7)	(13.6)
Other net liabilities	(1.0)	(1.5)
Restricted cash and cash equivalents and restricted short-term investment assets of AICF	17.0	22.0

Net AFFA liability	$(1,171.2)	$(1,236.1)

Deferred income taxes – current	-	15.9
Deferred income taxes – non-current	384.9	389.3

Deferred income taxes – Total	384.9	405.2

Income tax payable	19.6	19.2

Net Unfunded AFFA liability, net of tax	$(766.7)	$(811.7)

Summary of Net Unfunded AFFA Liability, Net of Tax

The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the year ended 31 March 2016:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Deferred Tax Assets	Other Loan Facilities	Restricted Cash and Investments	Other Assets and Liabilities[1]	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2015	$(1,421.6)	$178.6	$405.2	$(13.6)	$22.0	$17.7	$(811.7)
Asbestos claims paid[2]	113.9				(113.9)		-
Payment received in accordance with AFFA					62.8		62.8
AICF claims-handling costs incurred (paid)	1.2				(1.2)		-
AICF operating costs paid - non claims-handling					(1.7)		(1.7)
Change in actuarial estimate	2.4	4.5					6.9
Change in claims handling cost estimate	1.2						1.2
Insurance recoveries		(17.2)			17.2		-
Movement in Income Tax Payable			(18.9)			(0.6)	(19.5)
Funds received from NSW under loan agreement				(60.5)	60.5		-
Funds repaid to NSW under loan agreement				27.3	(27.3)		-
Other movements			(1.7)	-	(0.7)	0.3	(2.1)
Effect of foreign exchange	0.7	(0.2)	0.3	(3.9)	(0.7)	1.2	(2.6)

Closing Balance - 31 March 2016	$(1,302.2)	$165.7	$384.9	$(50.7)	$17.0	$18.6	$(766.7)

1	Other assets and liabilities include an offset to income tax payable of US$19.6 million and US$19.2 million at 31 March 2016 and 2015, respectively. The remaining balance includes the other assets and liabilities of AICF, with a net liability of US$1.0 million and US$1.5 million at 31 March 2016 and 2015, respectively.

2	Claims paid of US$113.9 million reflects A$154.7 million converted at the average exchange rate for the period based on the assumption that these transactions occurred evenly throughout the period.